Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
Honeywell 401(k) Plan [Member]
Risks and Uncertainties [Abstract]
Risks and Uncertainties
8.	Risks and Uncertainties

The Plan provides for various investment options. Investment securities are exposed to certain risks, such as interest rate, market, liquidity and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the value of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits and the statement of changes in net assets available for benefits. The Plan’s exposure to a concentration of credit risk is limited by the opportunity to diversify investments across multiple participant-directed fund elections including active and passively managed funds covering multiple asset classes. Additionally, the investments within each participant-directed fund election are further diversified into varied financial instruments, with the exception of the Honeywell Common Stock Fund, which primarily invests in a single security.